DERIVATIVES AND HEDGING INSTRUMENTS - Narrative (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Mar. 17, 2023 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on foreign currency translation adjustments		$ 215,064,000	$ (84,360,000)	$ (433,849,000)	$ 211,310,000	$ (276,559,000)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative settlement payments	$ 48,300,000
Net unrealized gains expected to be reclassified during the next 12 months		9,300,000		6,500,000
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount				1,500,000,000				$ 1,500,000,000
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on foreign currency translation adjustments		(9,500,000)	$ (7,100,000)	$ 28,900,000	$ (27,000,000.0)
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 1,500,000,000
Designated as Hedging Instrument | Treasury Lock | Subsequent Event
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount							$ 1,500,000,000
4.875% senior notes due March 17, 2031 | Senior Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Face amount of debt instrument | €									€ 800,000,000
Stated interest rate (as a percent)				4.875%					4.875%
Unsecured Revolving Credit Facility Outstanding Under Prior Credit Facility | Unsecured Debt | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognition of net gain in termination	1,200,000
Reclassification of accumulated loss	$ 500,000